Segmented Information - Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of geographical areas [line items]
Revenues	$ 5,243.8	$ 4,452.5
Property, plant and equipment and intangible assets	1,383.8	1,081.4	$ 990.3
United States [member]
Disclosure of geographical areas [line items]
Revenues	2,817.1	2,247.7
Property, plant and equipment and intangible assets	328.7	134.9	126.2
Canada [member]
Disclosure of geographical areas [line items]
Revenues	845.5	772.2
Property, plant and equipment and intangible assets	519.9	502.6	486.6
Western Europe [member]
Disclosure of geographical areas [line items]
Revenues	346.0	327.3
Property, plant and equipment and intangible assets	52.6	43.5	41.8
Scandinavia [member]
Disclosure of geographical areas [line items]
Revenues	404.7	360.1
Property, plant and equipment and intangible assets	9.4	10.0	9.1
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	355.7	320.3
Property, plant and equipment and intangible assets	55.8	48.4	42.4
Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenues	197.7	153.1
Property, plant and equipment and intangible assets	11.0	9.8	8.5
Latin America [member]
Disclosure of geographical areas [line items]
Revenues	143.8	145.3
Property, plant and equipment and intangible assets	0.6	0.7	1.2
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	107.8	104.6
Property, plant and equipment and intangible assets	245.9	192.6	165.4
Austria [member]
Disclosure of geographical areas [line items]
Revenues	16.7	14.1
Property, plant and equipment and intangible assets	159.9	138.9	$ 109.1
Africa [member]
Disclosure of geographical areas [line items]
Revenues	$ 8.8	$ 7.8